Related Party Transactions (Details) - Schedule of Related Parties with Transactions and Related Party Relationships	12 Months Ended
Dec. 31, 2023
Mr. Hengfang Li [Member]
Related Party Transaction [Line Items]
Name of related party	Chief Executive Officer and Chairman of the Board of Directors, and shareholder of the Company
Ms. Hong Ma [Member]
Related Party Transaction [Line Items]
Name of related party	Wife of Chief Executive Officer
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd [Member]
Related Party Transaction [Line Items]
Name of related party	An entity controlled by Ms. Hong Ma
Hunyuan County Baiyang Food Co., Ltd [Member]
Related Party Transaction [Line Items]
Name of related party	An entity controlled by Mr. Hengfang Li
Q Green Techcon Private Limited [Member]
Related Party Transaction [Line Items]
Name of related party	Owned by the minority shareholder of REIT India
Shexian Ruibo [Member]
Related Party Transaction [Line Items]
Name of related party	The Company owns 41.67% equity interest in Shexian Ruibo
Zhongrong Honghe Eco Construction Materials Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related party	An entity controlled by Ms. Hong Ma
Hunyuan Baiyang Food Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related party	An entity controlled by Mr. Hengfang Li
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related party	Hainan Yile IoT owns 45% ownership interest in this company
Zhongtou REIT Information Service (Beijing) Co., Ltd [Member]
Related Party Transaction [Line Items]
Name of related party	An entity controlled by Mr. Xinyang Li and Ms. Xinran Li, children of Mr. Hengfang Li
Handan Ruisheng Construction Material Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Name of related party	An entity controlled by Shexian Ruibo
Hainan Yile Huixin Technology Service Center (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Name of related party	Minority shareholder of IoV Technology Research
Shaocheng Li [Member]
Related Party Transaction [Line Items]
Name of related party	Legal representative of Honghe REIT Ecological Technology Co., Ltd.
Zhongrong Honghe Environmental Building Materials Co., Ltd [Member]
Related Party Transaction [Line Items]
Name of related party	An entity controlled by Shaocheng Li